Supplement to the

Fidelity® Arizona Municipal Income Fund (FSAZX) and Fidelity Arizona Municipal Money Market Fund (FSAXX)

Funds of Fidelity Union Street Trust and Fidelity Union Street Trust II

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 43.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Arizona Municipal Income Fund	none	none
Fidelity Arizona Municipal Money Market Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Arizona Municipal Income Fund	none	none	none	none
Fidelity Arizona Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Arizona Municipal Income Fund	none	none	none	none
Fidelity Arizona Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces the similar information found in the "Description of the Trusts" section on page 55.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, Fidelity Arizona Municipal Income Fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

AZI-SPZB-15-01  June 1, 2015
1.713596.128